Annual Total Returns- Vanguard SP Mid-Cap 400 Index Fund (Institutional) [BarChart] - Institutional - Vanguard SP Mid-Cap 400 Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.83%	33.41%	9.72%	(2.23%)	20.66%	16.18%	(11.14%)	26.13%	13.58%